Intangible Assets - Schedule of Detailed Information About Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Net book amount	$ 4,153
Additions	46,733
Amortization of the period	(3,917)	$ (656)	$ (175)
Net book amount	46,969	4,153
Cost
Disclosure Of Intangible Assets [Line Items]
Net book amount	4,989
Net book amount	51,722	4,989
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net book amount	(836)
Net book amount	(4,753)	(836)
Internally Generated Software
Disclosure Of Intangible Assets [Line Items]
Net book amount	4,153	1,803
Additions	7,398	3,006
Amortization of the period	(2,344)	(656)	(175)
Net book amount	9,208	4,153	1,803
Internally Generated Software | Cost
Disclosure Of Intangible Assets [Line Items]
Net book amount	4,989	1,983
Net book amount	12,387	4,989	1,983
Internally Generated Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net book amount	(836)	(180)
Net book amount	(3,179)	$ (836)	$ (180)
Acquired Intangible Asset
Disclosure Of Intangible Assets [Line Items]
Additions	39,335
Amortization of the period	(1,574)
Net book amount	37,761
Acquired Intangible Asset | Cost
Disclosure Of Intangible Assets [Line Items]
Net book amount	39,335
Acquired Intangible Asset | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net book amount	$ (1,574)